STATEMENT OF CASH FLOWS’ COMPLEMENTARY INFORMATION	12 Months Ended
Dec. 31, 2021
Statement Of Cash Flows Complementary Information
STATEMENT OF CASH FLOWS’ COMPLEMENTARY INFORMATION

NOTE 14: STATEMENT OF CASH FLOWS’ COMPLEMENTARY INFORMATION

14.1	Adjustments to reconcile net profit to cash flows generated by operating activities

	Note	12.31.2021	12.31.2020	12.31.2019
Income tax	10.6	77	35	(130)
Accrued interest		141	132	110
Depreciations and amortizations	9, 10.1 and 10.2	205	205	186
Share of profit from joint ventures and associates	5.2.2	(117)	(85)	(101)
Results from property, plant and equipment sale and decreases	10.3 and 10.4	(1)	-	5
Result from the sale of intangible assets	10.4	(2)	-	-
Impairment of property, plant and equipment, intangible assets and inventories	11.1 and 11.2	4	139	62
Impairment of financial assets		2	9	(2)
Result from measurement at present value	10.5	1	(2)	(55)
Changes in the fair value of financial instruments		24	(19)	(88)
Net exchange differences	10.5	(3)	(14)	6
Results for the repurchase of corporate bonds	10.5	-	(38)	(25)
Constitution of allowances, net		-	(3)	4
Provision for contingecies	10.4	3	5	4
Provision for environmental remediation	10.4	15	-	-
Recovery of tax charges	10.4	(2)
Accrual of defined benefit plans	10.1 and 10.2	11	11	11
Dividends received	10.4	-	(1)	(1)
Compensation agreements	10.1 and 10.2	2	1	(1)
Other		5	5	(8)
Adjustments to reconcile net profit to cash flows generated by operating activities		365	380	(23)

14.2	Changes in operating assets and liabilities
	12.31.2021	12.31.2020	12.31.2019
(Increase) Decrease in trade receivables and other receivables	(41)	19	65
Increase in inventories	(40)	(6)	(20)
Increase in trade payables and other payables	43	3	46
Increase (Decrease) in salaries and social security payable	8	(1)	(2)
Decrease in defined benefit plans	(2)	(2)	(1)
(Decrease) Increase in tax payables	(5)	(20)	4
Decrease in provisions	(3)	(5)	(7)
Income tax paid	(13)	(5)	(42)
(Payments) Proceeds from derivative financial instruments, net	(12)	(5)	9
Changes in operating assets and liabilities	(65)	(22)	52

14.3	Significant non-cash transactions

	12.31.2021	12.31.2020	12.31.2019
Acquisition of property, plant and equipment through an increase in trade payables	(51)	(8)	(36)
Borrowing costs capitalized in property, plant and equipment	-	(10)	(17)
Receivables from sales of companies pending collection	40	-	-
Increase in interests in associates through a decrease in other loans	(20)	-	-
Increase of right-of-use assets through an increase in other debts	(7)	-	13
Dividends pending collection	2	20	-
Compensation of loans through the assignment of dividends	-	12	-
Decrease in asset retirement obligation provision through property, plant and equipment	1	(3)	(1)
Constitution of guarantee of derivative financial instruments, net through the delivery of financial assets at fair value through profit or loss	-	(1)	3
Cancellation of other credits for capital contributions in associates	-	-	(17)
Compensation of investments at a cost cost through the transfer of other credits	-	-	(126)
Loan compensation through the transfer of sales credits	-	-	135